Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative expense [Abstract]
Table of Other administrative expenses

	2022	2021	2020
Taxes	14,459,626	13,357,525	13,202,471
Rent	10,497,523	7,966,763	5,516,275
Armored transportation services	7,275,411	8,017,658	6,483,439
Maintenance costs	6,616,785	6,947,956	6,545,166
Administrative services hired	6,197,804	6,230,705	4,769,295
Advertising	3,509,024	3,072,843	2,113,541
Electricity and communications	2,479,506	2,773,520	3,011,517
Other fees	2,279,254	2,690,136	2,841,603
Security services	1,799,102	2,078,355	2,258,434
Insurance	645,592	742,295	652,736
Travel expenses	643,792	316,949	349,270
Stationery and supplies	85,660	125,426	202,279
Other administrative expenses	11,537,853	8,728,054	7,211,216

TOTAL	68,026,932	63,048,185	55,157,242